Ropes & Gray LLP

Three Embarcadero Center

San Francisco, California 94111-4006

Colleen Bathen Meyer

T +1 415 315 6366

F +1 415 315 4819

colleen.meyer@ropesgray.com

June 6, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:                               Schroder Global Series Trust (the “Trust”) (File Nos. 333-105659; 811-21364)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of the Prospectus and Statement of Additional Information, each dated June 1, 2013, for Schroder Global Multi-Cap Equity Fund, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on May 31, 2013 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-6366 with any questions or comments regarding this matter.

Kind regards,

/s/ Colleen B. Meyer, Esq.

Colleen B. Meyer, Esq.

cc:                                Carin F. Muhlbaum, Esq.

Abby L. Ingber, Esq.

Angel Lanier

Timothy W. Diggins, Esq.